Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease, Cost
The components of operating lease cost for the years ended December 31, 2025, 2024, and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Operating lease cost	$5,316	$5,756	$6,242
Variable lease cost	1,419	1,186	1,010
Short-term lease cost	346	118	170
Sublease income	(1,574)	(1,805)	(1,347)
Total operating lease cost	$5,507	$5,255	$6,075

Lessee, Operating Lease, Liability, Maturity
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2025, were as follows:

Amount
Year Ending December 31,
2026	$6,190
2027	6,235
2028	6,282
2029	4,945
2030	3,579
Thereafter	352
Total undiscounted lease payments	27,583
Less: imputed interest	(2,561)
Present value of operating lease liabilities	$25,022
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2025	2024
	(in thousands)
Israel	$13,786	$16,074
United States	7,417	9,236
Total operating lease right-of-use assets	$21,203	$25,310